DISCONTINUED OPERATIONS - Mesquite (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
DISCONTINUED OPERATIONS
Revenue			$ 630.6	$ 604.5
Operating expense			371.9	325.4
Revenue less cost of goods sold			18.1	39.2
Finance income			2.2	1.5
Finance costs			(62.6)	(69.0)
Other losses			(5.6)	18.1
Impairment loss on held-for-sale assets		$ (671.1)	0.0	(1,054.8)
Loss before taxes			(73.9)	(1,096.0)
Loss from discontinued operations, net of tax	[1]		$ 0.0	(154.9)
Discontinued operations [member]
DISCONTINUED OPERATIONS
Revenue				146.1
Operating expense				95.6
Depreciation and depletion				35.4
Revenue less cost of goods sold				15.1
Finance income				0.4
Finance costs				(0.4)
Other losses				0.0
Impairment loss on held-for-sale assets				(253.1)
Loss before taxes				(238.0)
Income tax recovery				83.9
Loss from discontinued operations, net of tax				$ (154.1)

[1]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.